9. INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Investments Tables
Investments
	At December 31	At December 31
(in thousands)	2017	2016

Investments:
Equity instruments-fair value through profit and loss	$5,846	$3,745
Equity instruments-available for sale	20	15
Debt instruments-fair value through profit and loss	30,136	-
	$36,002	$3,760

Investments-by duration
Current	$30,136	$-
Long-term	5,866	3,760
	$36,002	$3,760

(in thousands)	2017	2016

Balance-January 1	$3,760	$7,778
Purchases
Equity instruments	149	215
Debt instruments	29,740	-
Sales
Equity instruments	-	(760)
Debt instruments	(1,967)	(7,763)
Acquisition, divestitures
Receipts from option agreement	-	1,242
Receipts from African Mining Division divestiture	-	1,162
Fair value changes through profit and loss	1,891	1,473
Fair value changes through OCI	4	3
Foreign exchange	2,425	410
Balance-December 31	$36,002	$3,760